Related Party Disclosures	12 Months Ended
Sep. 30, 2024
Disclosure of Related Party Explanatory [Abstract]
Related Party Disclosures
30.
RELATED PARTY DISCLOSURES

In the course of the Company’s ordinary business activities, the Company enters into related party transactions with its shareholders and key management personnel.

Parent and ultimate controlling party

The ultimate controlling party of the Company is L Catterton.

Transactions with key management personnel

Key management personnel for the periods presented consisted of our Chief Executive Officer, Chief Financial Officer, Chief Communications Officer, Chief Legal Officer, Chief Product Officer, Chief Sales Officer, Chief Technical Operations Officer, President Europe, President Americas and the Board of Directors.

Key management compensation is comprised of the following:

	Year ended September 30,
	2024	2023	2022
Short-term employee benefits	16,964	16,436	12,569
Long-term employee benefits	-	244	—
Post-employment benefits	810	732	839
Termination benefits	19	2,053	120
Share-based compensation (Note 28)	2,952	54,752	—
Total	20,745	74,217	13,528

During the year ended September 30, 2024, director compensation amounted to €0.8 million. This includes the annual grant of restricted share units ("RSUs") to certain non-employee directors with a grant date value of €0.1 million. During the year ended September 30, 2024, 3,610 ordinary shares amounting to €0.1 million were issued to directors upon vesting of the RSUs. The Company incurred no director compensation expenses during the years ended September 30, 2023 and 2022.

Key management personnel transactions

The Company paid personal income taxes of €11.4 million ($12.6 million) in December 2023 for the fully vested MIP program on behalf of key management personnel. This receivable was non-interest bearing which was paid back in full as of September 30, 2024.

The Company maintains a long-term business relationship related to the production of advertising content with a model agency, owned by a family member of our Chief Executive Officer. The Company incurred marketing expenses in the amount of €0.1 million, €0.2 million and €0.5 million during the years ended September 30, 2024, 2023 and 2022, respectively.

The Company leased administrative buildings from Ockenfels Group GmbH & Co. KG (“Ockenfels”), an entity managed by our Chief Executive Officer and controlled by AB-Beteiligungs GmbH and CB Beteiligungs GmbH & Co. KG, (collectively, the "Predecessor Shareholders") and made lease payments (equivalent to the expenses for the period) in the amount of €0.5 million during the years ended September 30, 2024, 2023 and 2022, respectively. The lease liability amounted to €1.3 million and €1.7 million as of September 30, 2024 and 2023, respectively. The corresponding right-of-use assets amounted to €1.2 million and €1.7 million as of September 30, 2024 and 2023, respectively. Additionally, as of September 30, 2024, the Company also had payables due to Ockenfels in the amount of €1.8 million, related to taxes from activities prior to the Transaction, which was received on behalf of the Predecessor Shareholders.

As of September 30, 2023, the Company had outstanding receivables of €2.5 million due from Ockenfels. As of September 30, 2024, the Company had outstanding receivables of €9.8 million due from Ockenfels, predominantly relating to trade and value added taxes in connection with the Transaction in 2021 and to be reimbursed by Ockenfels in accordance with the agreements governing the Transaction.

Other related party transactions

Transactions with other related parties primarily consisted of consulting fees for management services provided by and expenses reimbursed to L Catterton Management Company LLC and related entities controlled by the shareholders of the Company. The Company incurred €0.3 million, €0.4 million and €2.9 million in consulting fees and cost reimbursement expenses during the years ended September 30, 2024, 2023 and 2022, respectively. Additionally, the Company made sales of €0.7 million, €2.3 million and €3.3 million to related parties during the year ended September 30, 2024, 2023 and 2022.

As of September 30, 2024, the Company has a lease liability of €0.2 million owed to CB Beteiligungs GmbH & Co. KG. As of September 30, 2023, the lease liability amounted to €0.1 million. The corresponding right-of-use asset amounted to €0.2 million and €0.1 million as of September 30, 2024 and 2023, respectively.

As described in Note 16 - Tax Receivable Agreement, in October 2023 the Company entered into the TRA with the pre-IPO shareholder MidCo. There were no payments made under the TRA during the year ended September 30, 2024. The outstanding balance of the TRA liability as of September 30, 2024 was €359.9 million.